Long-term Investments - Additional Information (Detail) - CNY (¥) ¥ in Thousands		1 Months Ended			12 Months Ended
	Jun. 01, 2021	Mar. 31, 2023	May 31, 2021	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Investment Holdings [Line Items]
Investments accounted for under equity method					¥ 42,167	¥ 41,749	¥ 33,949
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount							¥ 1,610
Investment accounted for at fair value					0
Nanjing Qiqian Alpha Equity Investment LLP [Member]
Summary of Investment Holdings [Line Items]
Equity interest in a private entity								49.26%
Shanghai Dewu Chuxing Investment Management Partnership [Member]
Summary of Investment Holdings [Line Items]
Payments to acquire equity interest in a private entity					10,000
Equity interest in a private entity							47.62%
Huibao Huipei [Member]
Summary of Investment Holdings [Line Items]
Equity interest in a private entity								49.00%
Nayuki [Member]
Summary of Investment Holdings [Line Items]
Payments to Acquire Investments	¥ 1,976
Xiaoke [Member]
Summary of Investment Holdings [Line Items]
Payments to acquire equity interest in a private entity						5,000
CCBT LANIAKEA CAPITAL FUND I L.P [Member]
Summary of Investment Holdings [Line Items]
Fair Value Of Investment Income (Loss)			¥ 265
Payments to Acquire Investments						2,665
Common Stock [Member] | Nayuki [Member]
Summary of Investment Holdings [Line Items]
Fair Value Of Investment Income (Loss)					(109)	(1,339)
Gain on Sale of Investments		¥ 78
Private Equity Funds [Member] | Right Time SPC [Member]
Summary of Investment Holdings [Line Items]
Fair Value Of Investment Income (Loss)					¥ 257	(2,675)	¥ (2,885)
Payments to acquire equity securities, FV-NI				¥ 6,373
Nanjing Qiqian Alpha Equity Investment LLP [Member]
Summary of Investment Holdings [Line Items]
Payments to acquire equity interest in a private entity								¥ 19,000
Shanghai Dewu Chuxing Investment Management Partnership [Member]
Summary of Investment Holdings [Line Items]
Payments to acquire equity interest in a private entity						¥ 4,900
Huibao Huipei [Member]
Summary of Investment Holdings [Line Items]
Payments to acquire equity interest in a private entity								¥ 2,450